Liquidity and Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Liquidity And Earnings Loss Per Share [Text Block]

3. Liquidity and Earnings (Loss) Per Share

Liquidity

We incurred losses from our investment in shared services to support planned growth in our urgent and primary care business segment and oversight of the network and ancillary business, the write-off of intangible assets, the payment and accrual of one-time severance charges, costs incurred to integrate our acquired urgent and primary care facilities, operating losses incurred by our urgent and primary care business segment as we implement changes to improve performance, and operating losses incurred in our network and ancillary network business. As a result of our recurring and nonrecurring losses, we used cash in our operations of $4.6 million and $2.2 million during the six months ended June 30, 2015 and 2014, respectively.
We anticipate we will continue to experience negative cash flow relating to our losses during the next 12 months as we improve the operating performance of our existing urgent and primary care centers, expand our urgent and primary care segment and operate our ancillary network business.
Until we generate positive cash flows from operations, we will be dependent on our existing lines of credit and outside capital to fund our operations, fund planned and future acquisitions, and repay debt. At August 14, 2015, we had funds of $1,961,000 available for these needs. We plan to raise additional capital as follows:
•
Increase our existing lines of credits.  We have two existing lines of credit under credit agreements with Wells Fargo, National Association, or Wells Fargo. One of our lines was entered into in July 2014 for $5.0 million of financing and the other was entered into in December 2014 for $6.0 million of financing. Both credit agreements were originally scheduled to mature on June 1, 2016. On August 12, 2015, the maturity of the $6.0 million line was extended to October 1, 2016 and the outstanding balance of $4.5 million was reclassified to long-term on our consolidated balance sheets. We plan to further extend these lines of credit, and will request the guarantors to remain obligated under their respective guarantees until we have adequate capital to repay them. Along with the maturity date extension, we also increased the line of credit under our December 2014 credit agreement from $6,000,000 to $7,000,000. As of August 12, 2015, we had borrowed the $11.0 million of the $12.0 million available to us under our existing lines of credit.

•
A public offering of shares of our common stock.  On February 6, 2015, we filed a Form S-1 Registration Statement with the SEC to sell additional shares of our common stock. If the public offering is fully subscribed, we will raise an additional $13,000,000 (less offering expenses), plus any proceeds we receive on account of the 15% over-allotment option we have granted to underwriters.

We also expect to raise additional capital later this year or in early 2016 to fund our operations, to repay indebtedness and to facilitate the expansion of our urgent and primary care business. We may raise such capital through one or more public or private equity offerings, debt financings, borrowings or a combination thereof.
There are no assurances that we will be successful in further extending the maturity dates under our lines of credit, that our guarantors will agree to continue their obligations under their guarantees, or that we will be able to obtain additional capital at terms acceptable to us or at all.

Earnings (Loss) Per Share

Basic (loss) per share is computed by dividing net (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period of computation. Diluted (loss) per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive), and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.
Basic net (loss) and diluted net (loss) per share data were computed as follows:

	Three months ended June 30, 2015	Six months ended June 30, 2015
Numerator:
Net (loss) for basic earnings per share	(3,343)	(7,020)
Less gain on change in fair value of warrant liability	—	791
Net (loss) for diluted earnings per share	(3,343)	(7,811)
Denominator:
Weighted-average basic common shares outstanding	6,849	6,811
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	40
Denominator for dilutive earnings per share – adjusted weighted-average shares	6,849	6,851
Basic net (loss) per share	$(0.49)	$(1.03)
Diluted net (loss) per share	$(0.49)	$(1.14)
The following table summarizes potentially dilutive shares outstanding as of June 30, 2015, which were excluded from the calculation due to being anti-dilutive:

2015
Common stock purchase warrants	1,782
Stock options	748
Restricted shares of common stock	—